Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties	¥ 96,111	$ 14,730	¥ 211,993
Amounts due from related parties, non-current:
Amounts due from related parties	39,400	6,038	172,200
Amounts due to related parties, current:
Amounts due to related parties	1,778,783	272,610	1,604,258
Amounts due to related parties, non-current:
Amounts due to related parties	977,407	149,794	1,061,883
Baidu
Amounts due from related parties, current:
Amounts due from related parties	38,346	5,877	35,560
Amounts due to related parties, current:
Amounts due to related parties	1,035,659	158,722	1,014,283
Amounts due to related parties, non-current:
Amounts due to related parties	2,138	328	1,570
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	7,663	50,000
Amounts due to related parties, non-current:
Amounts due to related parties	650,000	99,617	650,000
Others
Amounts due from related parties, current:
Amounts due from related parties	57,765	8,853	70,499
Amounts due from related parties, non-current:
Amounts due from related parties	39,400	6,038	172,200
Amounts due to related parties, current:
Amounts due to related parties	528,314	80,967	370,298
Amounts due to related parties, non-current:
Amounts due to related parties	42	6	126
Others | Loans
Amounts due from related parties, current:
Amounts due from related parties	0	0	105,934
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	164,810	25,258	169,677
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 325,227	$ 49,843	¥ 410,187